DISCONTINUED OPERATIONS - Consolidated Statements Of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations	$ (27,974)	$ 8,101
Discontinued Operations, Disposed of by Means Other than Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from operations of discontinued automotive segment		9,903
Income tax provision (benefit)	(612)	$ 1,801
Income (loss) from discontinued operations	$ (27,974)